Share Capital	12 Months Ended
Dec. 31, 2018
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Share Capital
30.	SHARE CAPITAL

Issued and fully paid:	Note	Number of shares millions	Share capital
At January 1, 2016 and at December 31, 2016		23,947	179,102
Shares issued	1	6,651	74,954

At December 31, 2017 and 2018		30,598	254,056

On November 28, 2017, the Company issued 6,651,043,262 new shares to Unicom BVI in return for a cash consideration of RMB74,954 million.